Segmental reporting (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Net interest income	£ 7,658	£ 7,022
Non-interest income	8,843	7,874
Total income	16,501	14,896
Operating costs	(8,873)	(8,407)
UK regulatory levies	(84)	(96)
Litigation and conduct	(108)	(87)
Operating expenses	(9,065)	(8,590)
Other net income	24	9
Profit before impairment	7,460	6,315
Credit impairment (charges)/releases	(1,394)	(1,112)	£ (2,279)
Profit before tax	6,066	5,203
Total assets	1,730,358		1,544,165
Total liabilities	1,650,547		1,465,929
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Net interest income	3,986	3,677
Non-interest income	531	516
Total income	4,517	4,193
Operating costs	(2,368)	(2,283)
UK regulatory levies	(44)	(43)
Litigation and conduct	0	(29)
Operating expenses	(2,412)	(2,355)
Other net income	0	0
Profit before impairment	2,105	1,838
Credit impairment (charges)/releases	(338)	(237)
Profit before tax	1,767	1,601
Total assets	304,900		299,600
Total liabilities	287,500		280,300
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income	807	701
Non-interest income	281	302
Total income	1,088	1,003
Operating costs	(488)	(474)
UK regulatory levies	(15)	(24)
Litigation and conduct	0	(39)
Operating expenses	(503)	(537)
Other net income	0	0
Profit before impairment	585	466
Credit impairment (charges)/releases	(19)	(31)
Profit before tax	566	435
Total assets	75,600		71,300
Total liabilities	107,900		103,700
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income	420	407
Non-interest income	293	290
Total income	713	697
Operating costs	(521)	(472)
UK regulatory levies	(3)	(2)
Litigation and conduct	0	0
Operating expenses	(524)	(474)
Other net income	0	0
Profit before impairment	189	223
Credit impairment (charges)/releases	(3)	11
Profit before tax	186	234
Total assets	44,200		41,900
Total liabilities	81,800		80,400
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income	794	631
Non-interest income	7,192	6,549
Total income	7,986	7,180
Operating costs	(4,306)	(3,993)
UK regulatory levies	(22)	(27)
Litigation and conduct	2	(11)
Operating expenses	(4,326)	(4,031)
Other net income	0	0
Profit before impairment	3,660	3,149
Credit impairment (charges)/releases	(323)	(139)
Profit before tax	3,337	3,010
Total assets	1,250,200		1,072,400
Total liabilities	1,132,100		965,900
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income	1,555	1,318
Non-interest income	564	369
Total income	2,119	1,687
Operating costs	(822)	(803)
UK regulatory levies	0	0
Litigation and conduct	(2)	(3)
Operating expenses	(824)	(806)
Other net income	0	0
Profit before impairment	1,295	881
Credit impairment (charges)/releases	(713)	(711)
Profit before tax	582	170
Total assets	32,800		34,600
Total liabilities	25,600		25,400
Head Office
Disclosure of operating segments [line items]
Net interest income	96	288
Non-interest income	(18)	(152)
Total income	78	136
Operating costs	(368)	(382)
UK regulatory levies	0	0
Litigation and conduct	(108)	(5)
Operating expenses	(476)	(387)
Other net income	24	9
Profit before impairment	(374)	(242)
Credit impairment (charges)/releases	2	(5)
Profit before tax	(372)	(247)
Total assets	22,700		24,400
Total liabilities	15,600		£ 10,200
Of which inter-segmental income/(expense)
Disclosure of operating segments [line items]
Total income	76	(3)
Of which inter-segmental income/(expense) | Barclays UK
Disclosure of operating segments [line items]
Total income	(44)	1
Of which inter-segmental income/(expense) | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Total income	770	985
Of which inter-segmental income/(expense) | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Total income	888	915
Of which inter-segmental income/(expense) | Barclays Investment Bank
Disclosure of operating segments [line items]
Total income	(1,681)	(1,895)
Of which inter-segmental income/(expense) | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Total income	£ (9)	£ (3)